Leases - Summary of information about leases of lessor in cash flow statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessor [abstract]
Cash inflow for leases as a lessor	£ 19	£ 23	£ 27